RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Loans receivable	$ 0	$ 11,172
Payables to related parties	47,041
West African Minerals Limited [member]
IfrsStatementLineItems [Line Items]
Write off related party exchange of loan	17,056,070
Revenue from sale of goods, related party transactions	3,400,000
Net debt	3,400,000
Borrowings	600,000
Payables to related parties	600,000
Tiziana Life Sciences Ltd [member] | Service agreement [member]
IfrsStatementLineItems [Line Items]
Service received related party transaction	107,132	86,567
Amounts Payable related party transaction	$ 47,041	$ 27,664